Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 14.      Property, plant and equipment

Property, plant and equipment, net consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Office equipment and furniture	3,000	3,186
Computer equipment and licenses	1,878	1,861
Machinery & equipment	7,491	6,997
Total property, plant and equipment gross	12,369	12,044

Accumulated depreciation for:
Office equipment and furniture	(2,946)	(3,044)
Computer equipment and licenses	(1,692)	(1,645)
Machinery & equipment	(4,456)	(3,963)
Total accumulated depreciation	(9,094)	(8,652)
Total property, plant and equipment, net	3,275	3,392
Depreciation charge for the year	728	624

The depreciation charge from continuing operations for the year 2024 was USD 727,665.

In the years ended December 31, 2024 and 2023, WISeKey did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on property, plant and equipment in the years ended December 31, 2024 and 2023.

The useful economic life of property plant and equipment is as follows:

•	Production tools	8 to 10 years
•	Office equipment and furniture	2 to 5 years
•	Production masks	5 years
•	Probe cards	5 years
•	Licenses	3 years
•	Software	1 year